Trade and Other Receivables - Summary of Impairment Losses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Trade and other current receivables [abstract]
Beginning balance	$ (148)	$ (459)
(Increase)/decrease in loss allowance for trade receivables	(1,796)
Write-off	880	417
Ending balance	(1,064)	(42)
Net impairment (loss)/gain for trade receivables	$ (1,796)	$ 93